UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [   ]; Amendment Number ______

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jackson National Asset Management, LLC
Address: 225 West Wacker Drive
         Suite 1200
         Chicago, Illinois 60606

Form 13F File Number: 28-06761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark D. Nerud
Title: President
Phone: 312-338-5801
Signature, Place, and Date of Signing:

/s/ Mark D. Nerud        Chicago, Illinois        01/13/2009
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER                NAME

28-00096                            Capital Guardian Trust Company
28-03702                            Credit Suisse Asset Management, LLC
28-1666                             Eagle Asset Management, Inc.
28-03578                            Franklin Advisers, Inc.
28-5930                             Franklin Advisory Services, LLC
28-06154                            Franklin Mutual Advisers, LLC
28-10981                            Goldman Sachs Asset Management, L.P.
28-1983                             Invesco Aim Capital Management, Inc.
28-694                              J.P. Morgan Investment Management Inc.
28-61                               Lazard Asset Management LLC
28-03513                            M&G Investment Management Limited
28-1435                             Mellon Capital Management Corporation
28-203                              OppenheimerFunds, Inc.
28-4976                             Pacific Investment Management Company LLC
28-03586                            PPM America, Inc.
28-05454                            Templeton Global Advisors Limited
28-115                              T. Rowe Price Associates, Inc.
28-04557                            Wellington Management Company, llp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.